Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 54,805	$ 54,493	$ 82,835	$ 42,846
Cash and cash equivalents - Fair Value	54,805	54,493
Restricted cash - Book Value	6,840	6,669
Restricted cash - Fair Value	6,840	6,669
Due from related parties, short-term - Book Value	17,837	1,361
Due from related parties, short-term - Fair Value	17,837	1,361
Due to related parties, short-term - Book Value	0	18,489
Due to related parties, short-term - Fair Value	0	18,489
Ship mortgage notes and premium - Book Value	658,048	656,552
Ship mortgage notes and premium - Fair Value	589,185	657,860
Other long-term debt, net of deferred finance costs - Book Value	539,535	485,450
Other long-term debt, net of deferred finance costs - Fair Value	546,614	492,522
Due to related parties, long-term - Book Value	0	9,625
Due to related parties, long-term - Fair Value	0	9,625
Loans receivable from affiliates - Book Value	16,474	7,791
Loans receivable from affiliates - Fair Value	$ 16,474	$ 7,791